Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 1,973,917.9	$ 23,685.1	₨ 1,628,699.8
Estimated fair values of bank guarantees	(10,085.1)	(121.0)	(7,911.1)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	610,381.3	7,324.0	494,191.3
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	653,452.8	7,840.8	519,953.0
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	710,083.8	8,520.3	614,555.5
Estimated fair values of bank guarantees	(1,018.9)	(12.2)	(869.3)
Guarantees
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (9,066.2)	$ (108.8)	₨ (7,041.8)